Derivative Instruments (Details 7) (Trading activities [Member], USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	$ 3,157	$ 4,094
Interest Rate Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	367	107
Credit Risk Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	1,209	2,125
Foreign Exchange Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	590	627
Commodity Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	163	413
Equity Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	$ 828	$ 822